Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets
Balance at the beginning	R$ 1,836,053	R$ 1,345,304
Addition	460,494	427,683
Write-offs	(21,964)	(7,389)
Transfer	0	0
Business combination		255,838
Amortization or Impairment	(249,982)	(185,383)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(662)
Balance at the end	2,023,939	1,836,053
Intangible assets under development [member]
Changes in intangible assets
Balance at the beginning	460,783	288,045
Addition	317,238	310,570
Write-offs	(1,434)	(7,269)
Transfer	(277,056)	(146,777)
Business combination		16,214
Amortization or Impairment	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0
Balance at the end	499,531	460,783
Goodwill [member]
Changes in intangible assets
Balance at the beginning	798,275	635,735
Addition	0	0
Write-offs	(12,036)	0
Transfer	0	0
Business combination		162,540
Amortization or Impairment	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(662)
Balance at the end	785,577	798,275
Right-of-use assets [member]
Changes in intangible assets
Balance at the beginning	246,889	173,217
Addition	143,219	99,996
Write-offs	(7,895)	(120)
Transfer	0	(5,516)
Business combination		77,084
Amortization or Impairment	(127,430)	(97,772)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0
Balance at the end	254,783	246,889
Development costs [Member]
Changes in intangible assets
Balance at the beginning	325,378	241,711
Addition	37	17,117
Write-offs	(599)	0
Transfer	277,056	152,293
Business combination		0
Amortization or Impairment	(122,087)	(85,743)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0
Balance at the end	479,785	325,378
Costumer portfolio [Member]
Changes in intangible assets
Balance at the beginning	4,728	6,596
Addition	0	0
Write-offs	0	0
Transfer	0	0
Business combination		0
Amortization or Impairment	(465)	(1,868)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0
Balance at the end	R$ 4,263	R$ 4,728